UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 2321
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY             February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:   $111,291
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION  MNGRS    SOLE    SHARED  NONE
3M CO                         COM               88579Y101     290     3,549              SOLE                    0            3,549
AFLAC INC                     COM               001055102   6,831   157,907              SOLE               90,824           67,083
APPLE INC                     COM               037833100   7,337    18,115              SOLE                8,020           10,095
AQUA AMERICA INC              COM               03836W103     662    30,000              SOLE               30,000                0
ARCHER DANIELS MIDLAND CO     COM               039483102   1,896    66,293              SOLE               52,492           13,801
ASHLAND INC NEW               COM               044209104     205     3,585              SOLE                3,585                0
AT&T INC                      COM               00206R102     361    11,952              SOLE                    0           11,952
BAKER HUGHES INC              COM               057224107   1,599    32,876              SOLE               20,400           12,476
BB&T CORP                     COM               054937107   2,112    83,900              SOLE               19,350           64,550
BP PLC                        SPONSORED ADR     055622104   1,266    29,625              SOLE                5,750           23,875
BRISTOL MYERS SQUIBB CO       COM               110122108     217     6,145              SOLE                    0            6,145
CARNIVAL CORP                 PAIRED CTF        143658300     408    12,500              SOLE                8,000            4,500
CELGENE CORP                  COM               151020104   2,099    31,050              SOLE               18,500           12,550
CHUBB CORP                    COM               171232101   1,191    17,200              SOLE               14,300            2,900
CHURCH & DWIGHT INC           COM               171340102     670    14,652              SOLE                  800           13,852
COOPER COS INC                COM NEW           216648402     226     3,206              SOLE                3,206                0
CORNING INC                   COM               219350105     261    20,120              SOLE               20,000              120
DEERE & CO                    COM               244199105   2,255    29,150              SOLE                6,000           23,150
DELTA AIR LINES INC DEL       COM NEW           247361702   3,434   424,416              SOLE              100,050          324,366
DIAGEO P L C                  SPON ADR NEW      25243Q205     286     3,266              SOLE                1,900            1,366
DISH NETWORK CORP             CL A              25470M109     571    20,042              SOLE               20,000               42
DISNEY WALT CO                COM DISNEY        254687106     674    17,966              SOLE                9,000            8,966
DU PONT E I DE NEMOURS & CO   COM               263534109   1,371    29,944              SOLE               16,550           13,394
ERICSSON L M TEL CO           ADR B SEK 10      294821608     780    77,000              SOLE               35,960           41,040
EXXON MOBIL CORP              COM               30231G102   3,063    36,143              SOLE                    0           36,143
FORD MTR CO DEL               COM PAR $0.01     345370860   4,381   407,200              SOLE              122,595          284,605
FREEPORT-MCMORAN COPPER & GO  COM               35671D857     441    12,000              SOLE               12,000                0
GENERAL ELECTRIC CO           COM               369604103   1,391    77,677              SOLE               23,700           53,977
HESS CORP                     COM               42809H107     204     3,600              SOLE                    0            3,600
HUNTINGTON BANCSHARES INC     COM               446150104   1,015   184,800              SOLE               33,750          151,050
INFORMATICA CORP              COM               45666Q102   2,116    57,300              SOLE               12,850           44,450
INTEL CORP                    COM               458140100   2,318    95,575              SOLE               46,800           48,775
INTERNATIONAL BUSINESS MACHS  COM               459200101   2,732    14,860              SOLE               12,600            2,260
JPMORGAN CHASE & CO           COM               46625H100   1,973    59,336              SOLE               50,000            9,336
KEYCORP NEW                   COM               493267108   1,314   170,850              SOLE               21,650          149,200
KIMCO RLTY CORP               COM               49446R109   1,045    64,320              SOLE                    0           64,320
LIZ CLAIBORNE INC             COM               539320101   2,779   322,000              SOLE               65,600          256,400
LOCKHEED MARTIN CORP          COM               539830109   1,024    12,660              SOLE                2,000           10,660
MARKET LEADER INC             COM               57056R103      34    12,471              SOLE               12,471                0
MASCO CORP                    COM               574599106     943    90,000              SOLE               90,000                0
MEDCO HEALTH SOLUTIONS INC    COM               58405U102     417     7,468              SOLE                3,350            4,118
MEDNAX INC                    COM               58502B106   1,800    25,000              SOLE                4,650           20,350
MERCK & CO INC NEW            COM               58933Y105   3,801   100,831              SOLE               59,500           41,331
MICROSOFT CORP                COM               594918104   3,711   142,939              SOLE               60,500           82,439
MOTOROLA SOLUTIONS INC        COM NEW           620076307     264     5,707              SOLE                1,906            3,801
NETAPP INC                    COM               64110D104   2,109    58,150              SOLE               11,650           46,500
NEWS CORP                     CL B              65248E203     364    20,000              SOLE               20,000                0
PEPSICO INC                   COM               713448108   2,576    38,827              SOLE               26,250           12,577
PFIZER INC                    COM               717081103     392    18,118              SOLE                    0           18,118
PROCTER & GAMBLE CO           COM               742718109     276     4,140              SOLE                    0            4,140
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237   1,173    26,000              SOLE               26,000                0
PROSHARES ULTRASHORT SP500    COM               74347R883   1,540    79,825              SOLE               62,700           17,125
QUALCOMM INC                  COM               747525103   1,299    23,745              SOLE               20,000            3,745
ROYAL BK CDA MONTREAL QUE     COM               780087102     369     7,232              SOLE                7,232                0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206   3,149    43,083              SOLE               16,600           26,483
RPX CORP                      COM               74972G103   1,980   156,500              SOLE               31,450          125,050
SANDISK CORP                  COM               80004C101     492    10,000              SOLE               10,000                0
SCHLUMBERGER LTD              COM               806857108   6,479    94,850              SOLE               43,700           51,150
SPDR GOLD TRUST               GOLD SHS          78463V107   1,033     6,600              SOLE                3,850            2,750
TEKELEC                       COM               879101103   1,386   126,800              SOLE               20,550          106,250
TELEFONICA S A                SPONSORED ADR     879382208   1,121    65,216              SOLE               35,490           29,726
TOOTSIE ROLL INDS INC         COM               890516107     495    20,911              SOLE               10,207           10,704
UNILEVER N V                  N Y SHS NEW       904784709   3,379    98,327              SOLE               28,257           70,070
UNITED STATES STL CORP NEW    COM               912909108   1,181    44,650              SOLE               30,800           13,850
UNITED TECHNOLOGIES CORP      COM               913017109   2,548    34,863              SOLE               25,500            9,363
VERIZON COMMUNICATIONS INC    COM               92343V104     223     5,567              SOLE                    0            5,567
VIRGIN MEDIA INC              COM               92769L101   3,754   175,600              SOLE               32,000          143,600
YUM BRANDS INC                COM               988498101     203     3,440              SOLE                2,000            1,440



SK 02322 0001 1264114